Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 261,340,000	$ 154,621,000	$ 104,280,000
Restricted cash / investments	2,363,000	2,383,000	3,575,000
Accounts receivable, less allowance for doubtful accounts	18,026,000	15,647,000	14,591,000
Prepaid expenses and other current assets	13,001,000	7,178,000	1,891,000
Total current assets	294,730,000	179,829,000	124,337,000
Restricted cash, net of current portion	2,432,000	2,526,000
Property and equipment, net	23,157,000	19,014,000	18,693,000
Goodwill	75,822,000	46,233,000	46,806,000
Acquired intangible assets, net	34,535,000	12,555,000	15,230,000
Deferred tax asset	9,762,000	16,978,000
Other assets	1,763,000	1,561,000	1,765,000
Total assets	442,201,000	278,696,000	206,831,000
Current liabilities:
Accounts payable and accrued expenses	35,371,000	21,415,000	20,900,000
Customer obligations	212,834,000	169,959,000	137,458,000
Short-term contingent payment	14,269,000	8,976,000	8,982,000
Short-term debt	44,560,000	14,901,000
Other current liabilities	972,000	394,000	308,000
Total current liabilities	308,006,000	215,645,000	167,648,000
Long-term debt			2,837,000
Warrants	9,200,000	1,119,000	1,470,000
Long-term contingent payment	6,805,000		6,952,000
Other noncurrent liabilities	2,619,000	1,820,000	3,347,000
Total liabilities	317,430,000	218,584,000	182,254,000
Stockholders' equity (deficit):
Convertible preferred stock, $0.001 par value ($31,916 liquidation preference). Authorized 26,392 shares, outstanding 17,645 shares at December 31, 2010 and 2011 and no shares outstanding at June 30, 2012 (unaudited), respectively		33,965,000	33,965,000
Common stock, $0.001 par value. Authorized 1,000,000 shares; issued 1,718 shares and 1,738 shares at December 31, 2010 and 2011, and 26,909 shares at June 30, 2012 (unaudited), respectively	27,000	2,000	2,000
Treasury stock at cost 187 shares at December 31, 2010 and 192 shares at December 31, 2011 and 195 shares at June 30, 2012 (unaudited), respectively	(463,000)	(433,000)	(376,000)
Additional paid-in capital	194,593,000	19,029,000	22,967,000
Accumulated deficit	(69,386,000)	(74,620,000)	(107,941,000)
Total stockholders' equity (deficit)	124,771,000	(22,057,000)	(51,383,000)
Total liabilities, redeemable convertible preferred stock, and stockholders' equity (deficit)	442,201,000	278,696,000	206,831,000
TRANSITCENTER, INC.
Current assets:
Cash and cash equivalents		74,461,286	82,336,838
Restricted cash / investments		459,743	2,063,154
Accounts receivable, less allowance for doubtful accounts		863,983	3,802,747
Other accounts receivable		293,420	177,473
Inventory		6,514,329	6,482,132
Property and equipment, net		2,545,951	2,536,080
Other assets		1,008,406	241,147
Total assets		86,147,118	97,639,571
Current liabilities:
Amounts payable to transit operators		54,895,627	79,249,018
Accounts payable and accrued expenses		3,639,261	3,002,761
Deferred rent credits		130,081	71,075
Total liabilities		58,664,969	82,322,854
Commitments and Contingencies
Unrestricted Net Assets		27,482,149	15,316,717
Total Liabilities and Unrestricted Net Assets		86,147,118	97,639,571
Redeemable convertible preferred stock, Series C
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, series, value		36,570,000	34,807,000
Convertible Preferred Stock
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, series, value		82,169,000	75,960,000
Redeemable convertible preferred stock, Series D
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, series, value		17,771,000	17,947,000
Redeemable convertible preferred stock, Series E
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, series, value		$ 27,828,000	$ 23,206,000